Basis of Preparation of the Consolidated Financial Statements (Details) - Schedule of Adjustment to Carrying Amounts of Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Principal assumptions [Member]
Schedule of Adjustment to Carrying Amounts of Assets and Liabilities [Line Items]
Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees
Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, success rates (in respect of transition between phases of the R&D of the clinical trials until reaching regulatory approval and marketing) and discount rate.
Possible effects [Member]
Schedule of Adjustment to Carrying Amounts of Assets and Liabilities [Line Items]
Assessment of probability of contingent liabilities	Reversal or creation of a provision for a claim
Recoverability of intangible assets	Impairment of the in-process research and development in profit or loss
Reference [Member]
Schedule of Adjustment to Carrying Amounts of Assets and Liabilities [Line Items]
Assessment of probability of contingent liabilities	For information on the Company’s exposure to claims see Note 13B regarding contingent liabilities
Recoverability of intangible assets	See Note 5 regarding Intangible assets